Goodwill and Other Intangible Assets (Intangible Assets Not Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,046	¥ 7,156
Trademark
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	7,045	7,155
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1	¥ 1